LONG-TERM LOANS (Schedule of Future Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
LONG-TERM LOANS [Abstract]
2014		$ 351
2015	351	351
2016	183	183
2017 and thereafter	304	304
Total long-term debt	$ 838	$ 1,189